FAIR VALUE MEASUREMENT - Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 9,628,352	€ 9,497,146
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	91,601	36,247
Liabilities	7,405	61,894
Recurring fair value measurement | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	7,405	61,894
Recurring fair value measurement | Investments and other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	17,937	16,897
Recurring fair value measurement | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	73,664	19,350
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	17,937	16,897
Liabilities	0	0
Recurring fair value measurement | Level 1 | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Investments and other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	17,937	16,897
Recurring fair value measurement | Level 1 | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	73,664	19,350
Liabilities	7,405	61,894
Recurring fair value measurement | Level 2 | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	7,405	61,894
Recurring fair value measurement | Level 2 | Investments and other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	73,664	19,350
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
Recurring fair value measurement | Level 3 | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 3 | Investments and other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 0	€ 0